Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 93,700	¥ 655,100	¥ 441,858
Restricted cash	693	4,800	11,305
Accounts receivable, net	139	972	1,082
Prepayments and other current assets	7,105	49,683	35,106
Total current assets	101,609	710,557	489,351
Non-current assets:
Property, equipment and leasehold improvement, net	1,726	12,070	16,491
Intangible assets, net	126	879	1,176
Right-of-use assets, net	3,371	23,572	12,692
Other non-current assets	363	2,536	1,730
Total non-current assets	5,586	39,057	32,089
TOTAL ASSETS	107,195	749,614	521,440
Current liabilities:
Accounts payable	8,401	58,751	39,379
Deferred revenue	5,468	38,200	30,960
Salary and welfare payable	25,199	176,216	131,186
Taxes payable	1,316	9,203	7,267
Short-term loans			7,188
Lease liabilities due within one year	2,090	14,619	8,240
Accrued expenses and other current liabilities	9,772	68,327	78,491
Total current liabilities	52,246	365,356	302,711
Non-current liabilities:
Lease liabilities	1,425	9,962	4,424
Total non-current liabilities	1,425	9,962	4,424
Total liabilities	53,671	375,318	307,135
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS’ EQUITY
Treasury stock	(1,452)	(10,156)	(10,182)
Additional paid-in capital	382,999	2,678,350	2,703,147
Statutory reserves	2,058	14,392	2,605
Accumulated deficit	(331,025)	(2,314,900)	(2,490,809)
Accumulated other comprehensive loss	4,687	32,777	29,803
Total Sound Group Inc.'s SHAREHOLDERS' EQUITY	57,351	401,062	235,289
Non-controlling interests	(3,827)	(26,766)	(20,984)
TOTAL SHAREHOLDERS' EQUITY	53,524	374,296	214,305
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	107,195	749,614	521,440
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	60	422	557
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 24	¥ 168	¥ 168